Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$704,678.16

Principal:
Principal Collections	$11,493,378.71
Prepayments in Full	$4,155,542.57
Liquidation Proceeds	$114,998.52
Recoveries	$64,005.45
Sub Total	$15,827,925.25
Collections	$16,532,603.41

Purchase Amounts:
Purchase Amounts Related to Principal	$248,392.05
Purchase Amounts Related to Interest	$1,014.98
Sub Total	$249,407.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,782,010.44

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,782,010.44
Servicing Fee	$171,918.97	$171,918.97	$0.00	$0.00	$16,610,091.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,610,091.47
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,610,091.47
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,610,091.47
Interest - Class A-4 Notes	$95,651.07	$95,651.07	$0.00	$0.00	$16,514,440.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,514,440.40
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$16,446,966.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,446,966.65
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$16,396,980.82
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,396,980.82
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$16,333,840.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,333,840.82
Regular Principal Payment	$15,491,052.82	$15,491,052.82	$0.00	$0.00	$842,788.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$842,788.00
Residual Released to Depositor	$0.00	$842,788.00	$0.00	$0.00	$0.00
Total		$16,782,010.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,491,052.82
Total					$15,491,052.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,491,052.82	$113.26	$95,651.07	$0.70	$15,586,703.89	$113.96
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$15,491,052.82	$9.62	$276,250.65	$0.17	$15,767,303.47	$9.79

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$88,977,738.55	0.6505172	$73,486,685.73	0.5372619
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$199,467,738.55	0.1238876	$183,976,685.73	0.1142663

Pool Information
Weighted Average APR	3.969%	3.985%
Weighted Average Remaining Term	22.26	21.54
Number of Receivables Outstanding	23,151	22,258
Pool Balance	$206,302,764.79	$190,165,603.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$199,467,738.55	$183,976,685.73
Pool Factor	0.1253208	0.1155181

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$6,188,917.51
Targeted Overcollateralization Amount	$6,188,917.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,188,917.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$124,849.70
(Recoveries)		125	$64,005.45
Net Loss for Current Collection Period			$60,844.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3539%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.0799%
Second Preceding Collection Period			0.0510%
Preceding Collection Period			0.6084%
Current Collection Period			0.3683%
Four Month Average (Current and Preceding Three Collection Periods)			0.5269%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,096	$11,003,954.75
(Cumulative Recoveries)			$1,926,031.34
Cumulative Net Loss for All Collection Periods			$9,077,923.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5514%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,159.33
Average Net Loss for Receivables that have experienced a Realized Loss			$1,781.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.42%	377	$4,603,062.15
61-90 Days Delinquent	0.30%	39	$571,402.44
91-120 Days Delinquent	0.08%	10	$143,159.27
Over 120 Days Delinquent	0.50%	55	$954,137.37
Total Delinquent Receivables	3.30%	481	$6,271,761.23

Repossession Inventory:
Repossessed in the Current Collection Period		16	$204,079.83
Total Repossessed Inventory		22	$357,245.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3801%
Preceding Collection Period			0.4060%
Current Collection Period			0.4672%
Three Month Average			0.4178%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer